Financial risk management - Changes in gains or losses on valuation at the transaction date (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Beginning balance	₩ (89,230)	₩ (81,747)
New transactions	(40,646)	(33,712)
Recognized in profit for the year	40,199	26,229
Ending balance	₩ (89,677)	₩ (89,230)